Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

11.  Accumulated Other Comprehensive Income/(Loss)

	Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income, net of tax
As of December 31, 2011	$175	$149
Other comprehensive gain/(loss) due to change in fair market value of marketable securities during period before reclassifications	19	16
Reclassifications due to realization of gain/(loss) on sale of marketable securities (1)	(192)	(163)
As of December 31, 2012	2	2
Other comprehensive gain/(loss) due to change in fair market value of marketable securities during period before reclassifications	268	228
Reclassifications due to realization of gain/(loss) on sale of marketable securities (1)	(54)	(46)
Reclassifications due to write-down of marketable securities (2)	(275)	(234)
As of December 31, 2013	$(59)	$(50)